The Company - Additional Information (Detail)		1 Months Ended
	Jun. 01, 2023	Jun. 30, 2023	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	May 31, 2023 $ / shares shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%	100.00%
Par value per share | € / shares			€ 0.05	€ 0.05		€ 0.05	€ 0.05
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	2.90%
Calyxt Inc [Member] | Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share					$ 0.0001
Calyxt Inc [Member] | Class A Common Stock [member]
Disclosure of subsidiaries [line items]
Par value per share					$ 0.0001
Number of shares issued | shares					16,527,484